PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of January 31, 2023 (unaudited)
Description	Shares	Value
Long-Term Investments 98.2%
Common Stocks 95.5%
Australia 8.2%
Adbri Ltd.	1,446	$1,901
AGL Energy Ltd.	2,640	14,317
Allkem Ltd.*	2,199	20,415
ALS Ltd.	1,851	17,174
Altium Ltd.	419	11,601
Alumina Ltd.	9,799	10,901
AMP Ltd.*	11,757	11,153
Ampol Ltd.	902	19,561
Ansell Ltd.	481	9,613
ANZ Group Holdings Ltd.	11,244	200,103
APA Group, UTS	4,559	34,119
Aristocrat Leisure Ltd.	2,488	60,068
ASX Ltd.	747	36,555
Atlas Arteria Ltd.	5,500	26,749
Aurizon Holdings Ltd.	6,820	17,826
Bank of Queensland Ltd.	2,425	11,991
Beach Energy Ltd.	7,103	7,633
Bendigo & Adelaide Bank Ltd.	2,137	15,233
BHP Group Ltd.	18,910	662,269
BlueScope Steel Ltd.	1,751	23,877
Boral Ltd.	1,263	3,086
Brambles Ltd.	5,336	45,375
carsales.com Ltd.	1,295	20,966
Challenger Ltd.	2,694	13,811
Charter Hall Group, REIT	1,820	17,921
Cleanaway Waste Management Ltd.	8,163	15,817
Cochlear Ltd.	247	37,316
Coles Group Ltd.	4,794	60,297
Commonwealth Bank of Australia	6,418	501,003
CSR Ltd.	2,068	7,739
Deterra Royalties Ltd.	1,608	5,579
Dexus, REIT	4,079	23,650
Domain Holdings Australia Ltd.	938	2,146
Domino’s Pizza Enterprises Ltd.	229	12,345
Downer EDI Ltd.	2,850	7,627
EBOS Group Ltd.	599	16,698
Endeavour Group Ltd.	4,843	22,741
Evolution Mining Ltd.	6,539	14,859
Flight Centre Travel Group Ltd.*	594	6,682
Flutter Entertainment PLC*	663	102,868
Fortescue Metals Group Ltd.	5,999	94,758
Glencore PLC	48,485	324,699
Goodman Group, REIT	6,917	98,661

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Australia (cont’d.)
GPT Group (The), REIT	7,266	$23,553
Harvey Norman Holdings Ltd.	2,351	7,464
IDP Education Ltd.	699	15,555
IGO Ltd.	2,399	24,938
Iluka Resources Ltd.	1,587	12,211
Incitec Pivot Ltd.	7,407	18,112
Insignia Financial Ltd.	2,463	6,115
Insurance Australia Group Ltd.	9,520	33,061
JB Hi-Fi Ltd.	416	14,303
Lendlease Corp. Ltd.	2,595	15,846
Lottery Corp. Ltd. (The)*	8,413	28,059
Lynas Rare Earths Ltd.*	3,395	22,727
Macquarie Group Ltd.	1,305	174,099
Magellan Financial Group Ltd.	531	3,376
Medibank Private Ltd.	10,521	21,918
Metcash Ltd.	3,744	11,095
Mineral Resources Ltd.	628	39,759
Mirvac Group, REIT	14,940	24,137
National Australia Bank Ltd.	11,979	270,296
Newcrest Mining Ltd.	3,368	53,515
NEXTDC Ltd.*	1,712	12,099
Northern Star Resources Ltd.	4,381	39,037
Nufarm Ltd.	1,263	5,314
Orica Ltd.	1,682	17,650
Origin Energy Ltd.	6,483	34,422
Orora Ltd.	3,409	7,213
OZ Minerals Ltd.	1,239	24,541
Perpetual Ltd.	224	4,058
Pilbara Minerals Ltd.*	10,137	34,485
Platinum Asset Management Ltd.	2,149	3,282
Pro Medicus Ltd.	163	7,785
Qantas Airways Ltd.*	3,132	14,137
QBE Insurance Group Ltd.	5,617	54,805
Qube Holdings Ltd.	6,019	13,088
Ramsay Health Care Ltd.	675	31,896
REA Group Ltd.	190	17,038
Reece Ltd.	822	9,448
Region Re Ltd., REIT	4,499	8,633
Rio Tinto Ltd.	1,400	125,632
Rio Tinto PLC	4,103	321,270
Santos Ltd.	11,389	58,139
Scentre Group, REIT	19,574	42,472
SEEK Ltd.	1,318	22,826
Seven Group Holdings Ltd.	585	9,415

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Australia (cont’d.)
Sonic Healthcare Ltd.	1,810	$40,540
South32 Ltd.	17,616	56,529
Star Entertainment Group Ltd. (The)*	3,311	4,569
Stockland, REIT	9,046	25,277
Suncorp Group Ltd.	4,763	42,340
Tabcorp Holdings Ltd.	8,373	6,228
Telstra Group Ltd.	15,711	45,408
TPG Telecom Ltd.	1,473	5,037
Transurban Group, UTS	11,581	113,542
Treasury Wine Estates Ltd.	2,778	28,616
Vicinity Ltd., REIT	14,498	21,211
Washington H Soul Pattinson & Co. Ltd.	1,023	20,835
Wesfarmers Ltd.	4,291	151,287
Westpac Banking Corp.	13,140	221,092
Whitehaven Coal Ltd.	2,931	17,428
WiseTech Global Ltd.	600	26,016
Woodside Energy Group Ltd.	7,129	184,598
Woolworths Group Ltd.	4,580	117,053
Worley Ltd.	1,413	15,511
		5,551,644
Austria 0.3%
ANDRITZ AG	267	15,967
Erste Group Bank AG	1,234	46,823
Mondi PLC	1,870	35,264
OMV AG	546	27,349
Raiffeisen Bank International AG*	535	9,626
Telekom Austria AG*	558	3,751
Verbund AG	251	21,371
voestalpine AG	445	14,786
		174,937
Belgium 0.8%
Ackermans & van Haaren NV	83	14,363
Ageas SA/NV	692	33,785
Anheuser-Busch InBev SA/NV	3,260	196,779
D’ieteren Group	88	16,818
Elia Group SA/NV	142	19,939
Etablissements Franz Colruyt NV	211	5,580
Groupe Bruxelles Lambert NV	384	32,849
KBC Group NV	1,036	76,734
Proximus SADP	562	5,759
Sofina SA	57	13,542

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Belgium (cont’d.)
Solvay SA	265	$30,881
UCB SA	455	37,358
Umicore SA	789	29,828
Warehouses De Pauw CVA, REIT	566	17,949
		532,164
Brazil 0.0%
Yara International ASA	625	27,770
Burkina Faso 0.0%
Endeavour Mining PLC	684	16,139
Cambodia 0.0%
NagaCorp Ltd.*	4,662	4,262
Chile 0.0%
Antofagasta PLC	1,311	28,169
China 0.7%
AAC Technologies Holdings, Inc.*	2,200	5,863
BOC Hong Kong Holdings Ltd.	13,400	46,831
Budweiser Brewing Co. APAC Ltd., 144A	6,500	20,510
China Travel International Investment Hong Kong Ltd.*	8,000	1,708
Chow Tai Fook Jewellery Group Ltd.	6,400	13,700
ESR Group Ltd., 144A	8,000	16,017
HUTCHMED China Ltd.*	1,500	5,539
Kerry Logistics Network Ltd.	1,100	2,148
Lenovo Group Ltd.	29,000	23,260
MMG Ltd.*	10,000	3,242
Nexteer Automotive Group Ltd.	2,000	1,455
Prosus NV*	3,147	254,105
Shangri-La Asia Ltd.*	3,600	3,143
SITC International Holdings Co. Ltd.	4,000	8,738
Want Want China Holdings Ltd.	16,000	10,421
Wharf Holdings Ltd. (The)	3,000	7,815
Wilmar International Ltd.	7,900	24,561
Xinyi Glass Holdings Ltd.	7,000	14,904
		463,960
Denmark 2.4%
AP Moller - Maersk A/S (Class A Stock)	10	21,310
AP Moller - Maersk A/S (Class B Stock)	18	39,155

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Denmark (cont’d.)
Carlsberg A/S (Class B Stock)	354	$50,254
Chr Hansen Holding A/S	392	28,943
Coloplast A/S (Class B Stock)	503	60,730
Danske Bank A/S	2,479	51,647
Demant A/S*	376	10,643
DSV A/S	693	114,643
Genmab A/S*	248	97,190
GN Store Nord A/S	478	11,786
H. Lundbeck A/S	988	3,671
H. Lundbeck A/S (Class A Stock)*	247	852
Novo Nordisk A/S (Class B Stock)	5,877	813,317
Novozymes A/S (Class B Stock)	748	38,923
Orsted A/S, 144A	710	63,227
Pandora A/S	335	27,896
ROCKWOOL A/S (Class B Stock)	26	7,455
Royal Unibrew A/S	184	12,921
SimCorp A/S	148	10,364
Tryg A/S	1,387	31,829
Vestas Wind Systems A/S	3,791	110,931
		1,607,687
Finland 1.2%
Elisa OYJ	554	31,563
Fortum OYJ	1,658	24,923
Huhtamaki OYJ	350	13,091
Kesko OYJ (Class B Stock)	1,024	23,852
Kojamo OYJ	784	12,038
Kone OYJ (Class B Stock)	1,233	67,243
Metso Outotec OYJ	2,297	26,399
Neste OYJ	1,569	75,002
Nokia OYJ	21,262	100,814
Nordea Bank Abp	13,189	154,505
Orion OYJ (Class B Stock)	393	21,055
Sampo OYJ (Class A Stock)	1,847	96,967
Stora Enso OYJ (Class R Stock)	2,216	31,679
UPM-Kymmene OYJ	2,010	72,855
Valmet OYJ	632	19,847
Wartsila OYJ Abp	1,832	17,424
		789,257
France 9.4%
Accor SA*	690	22,396
Adevinta ASA*	1,063	9,113

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
France (cont’d.)
Aeroports de Paris*	108	$16,755
Air Liquide SA	1,926	306,669
Airbus SE	2,102	263,519
ALD SA, 144A	293	3,684
Alstom SA	1,168	34,731
Amundi SA, 144A	215	14,076
Arkema SA	246	24,892
AXA SA	6,972	217,520
BioMerieux	162	16,515
BNP Paribas SA	4,033	276,994
Bollore SE	3,746	20,960
Bouygues SA	803	26,454
Bureau Veritas SA	1,095	31,308
Capgemini SE	606	115,010
Carrefour SA	2,239	42,588
Cie de L’Odet SE	1	1,553
Cie de Saint-Gobain	1,729	99,298
Cie Generale des Etablissements Michelin SCA	2,641	83,508
Covivio, REIT	189	12,974
Credit Agricole SA	4,564	54,956
Danone SA	2,310	126,679
Dassault Aviation SA	88	15,027
Dassault Systemes SE	2,517	93,609
Edenred	942	51,310
Eiffage SA	284	30,334
Electricite de France SA	2,327	30,565
Engie SA	6,263	88,934
EssilorLuxottica SA	1,122	205,864
Eurazeo SE	181	12,697
Faurecia SE*	637	12,659
Gecina SA, REIT	194	22,979
Getlink SE	1,325	22,411
Hermes International	116	217,095
ICADE, REIT	132	6,270
Ipsen SA	132	13,865
JCDecaux SE*	282	6,381
Kering SA	274	170,964
Klepierre SA, REIT*	706	17,919
La Francaise des Jeux SAEM, 144A	331	14,163
Legrand SA	1,008	89,877
L’Oreal SA	925	381,943
LVMH Moet Hennessy Louis Vuitton SE	936	817,105
Neoen SA, 144A	172	6,459
Orange SA	7,229	76,503

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
France (cont’d.)
Pernod Ricard SA	769	$159,206
Publicis Groupe SA	858	60,523
Remy Cointreau SA	98	18,452
Renault SA*	741	30,129
Rexel SA*	904	19,999
Safran SA	1,309	188,228
Sanofi	4,092	400,707
Sartorius Stedim Biotech	92	32,092
SCOR SE	565	13,945
SEB SA	113	11,817
Societe Generale SA	2,870	85,430
Sodexo SA	335	33,210
SOITEC*	98	14,863
Somfy SA	31	4,819
Teleperformance	219	60,879
Thales SA	380	50,259
TotalEnergies SE	8,754	541,179
Ubisoft Entertainment SA*	386	7,993
Unibail-Rodamco-Westfield, REIT*	390	25,239
Valeo	911	19,910
Veolia Environnement SA	2,377	70,555
Vinci SA	1,873	211,629
Vivendi SE	2,626	28,203
Wendel SE	101	10,695
Worldline SA, 144A*	920	41,737
		6,368,783
Germany 7.0%
1&1 AG	176	2,457
adidas AG	632	101,762
Allianz SE	1,529	365,605
Aroundtown SA	2,600	7,239
BASF SE	3,452	197,922
Bayer AG	3,708	230,804
Bayerische Motoren Werke AG	1,195	121,728
Bechtle AG	329	13,864
Beiersdorf AG	383	46,564
Brenntag SE	583	43,520
Carl Zeiss Meditec AG	138	19,916
Commerzbank AG*	4,000	45,726
Continental AG	417	29,280
Covestro AG, 144A	667	30,712
CTS Eventim AG & Co. KGaA*	222	15,584
Daimler Truck Holding AG*	1,593	53,531

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Germany (cont’d.)
Deutsche Bank AG	7,640	$101,961
Deutsche Boerse AG	696	124,544
Deutsche Lufthansa AG*	2,309	24,463
Deutsche Post AG	3,637	156,597
Deutsche Telekom AG	12,766	284,411
Deutsche Wohnen SE	202	4,771
DWS Group GmbH & Co. KGaA, 144A	122	4,388
E.ON SE	8,352	91,061
Evonik Industries AG	720	16,005
Evotec SE*	638	12,545
Fielmann AG	95	3,581
Fraport AG Frankfurt Airport Services Worldwide*	147	8,366
Fresenius Medical Care AG & Co. KGaA	784	29,443
Fresenius SE & Co. KGaA	1,539	44,602
Fuchs Petrolub SE	142	4,700
GEA Group AG	635	28,651
Hannover Rueck SE	226	45,893
HeidelbergCement AG	548	37,602
Hella GmbH & Co. KGaA	91	7,660
HelloFresh SE*	609	14,806
Henkel AG & Co. KGaA	386	25,792
HOCHTIEF AG	71	4,501
Infineon Technologies AG	4,895	176,271
KION Group AG	302	12,160
Knorr-Bremse AG	249	16,366
LANXESS AG	326	16,271
LEG Immobilien SE	279	21,811
Mercedes-Benz Group AG	3,171	235,961
Merck KGaA	487	101,651
METRO AG*	519	5,114
MTU Aero Engines AG	201	50,232
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	528	190,718
Nemetschek SE	216	11,548
Puma SE	377	25,745
Rational AG	17	11,182
Rheinmetall AG	163	38,086
RWE AG	2,376	105,777
SAP SE	4,168	494,075
Sartorius AG	9	3,313
Scout24 SE, 144A	287	16,709
Siemens AG	2,837	443,154
Siemens Energy AG	1,648	34,458
Siemens Healthineers AG, 144A	1,049	56,256
Sixt SE	52	6,465

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Germany (cont’d.)
SUSE SA*	147	$2,853
Symrise AG	493	52,411
Talanx AG	200	9,894
Telefonica Deutschland Holding AG	3,678	10,833
thyssenkrupp AG*	1,858	14,596
Traton SE	207	3,577
TUI AG*	4,737	9,920
United Internet AG	445	10,331
Varta AG	51	1,553
Volkswagen AG	112	19,604
Vonovia SE	2,670	75,422
Wacker Chemie AG	62	9,371
Zalando SE, 144A*	836	38,987
		4,735,232
Hong Kong 2.4%
AIA Group Ltd.	44,800	506,583
ASMPT Ltd.	1,200	9,912
Bank of East Asia Ltd. (The)	3,600	4,625
Brightoil Petroleum Holdings Ltd.*^	7,000	—
Cathay Pacific Airways Ltd.*	3,700	3,687
Champion REIT, REIT	8,000	3,547
CK Asset Holdings Ltd.	7,300	46,673
CK Infrastructure Holdings Ltd.	2,200	12,240
CLP Holdings Ltd.	6,400	47,552
Dah Sing Banking Group Ltd.	2,400	1,941
Dah Sing Financial Holdings Ltd.	400	1,060
DFI Retail Group Holdings Ltd.	1,200	3,840
Guotai Junan International Holdings Ltd.	7,000	698
Haitong International Securities Group Ltd.*	14,300	1,646
Hang Lung Group Ltd.	2,800	5,167
Hang Lung Properties Ltd.	7,000	13,199
Hang Seng Bank Ltd.	2,800	46,629
Henderson Land Development Co. Ltd.	5,004	18,485
Hong Kong & China Gas Co. Ltd.	41,356	41,522
Hong Kong Exchanges & Clearing Ltd.	4,740	213,194
Hongkong Land Holdings Ltd.	4,300	21,022
Huabao International Holdings Ltd.	4,000	2,046
Hutchison Port Holdings Trust, UTS	21,100	4,341
Hutchison Telecommunications Hong Kong Holdings Ltd.	8,000	1,387
Hysan Development Co. Ltd.	1,800	6,056
Jardine Matheson Holdings Ltd.	687	36,518
Johnson Electric Holdings Ltd.	1,500	2,060
Kerry Properties Ltd.	2,400	6,085

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Hong Kong (cont’d.)
Link REIT, REIT	8,000	$64,035
Man Wah Holdings Ltd.	5,200	6,012
Melco International Development Ltd.*	1,600	2,082
MTR Corp. Ltd.	5,500	29,433
New World Development Co. Ltd.	4,900	14,646
NWS Holdings Ltd.	4,000	3,770
Orient Overseas International Ltd.	500	8,311
PCCW Ltd.	16,000	7,862
Power Assets Holdings Ltd.	5,100	28,857
Prudential PLC	10,331	171,650
Sino Land Co. Ltd.	13,600	17,673
Sun Hung Kai Properties Ltd.	5,250	74,454
Swire Pacific Ltd. (Class A Stock)	1,500	13,746
Swire Pacific Ltd. (Class B Stock)	2,900	4,010
Swire Properties Ltd.	4,000	11,242
Techtronic Industries Co. Ltd.	5,000	64,459
United Energy Group Ltd.	30,000	2,950
Vitasoy International Holdings Ltd.	3,000	6,373
VTech Holdings Ltd.	600	3,966
WH Group Ltd., 144A	31,200	19,215
Wharf Real Estate Investment Co. Ltd.	5,500	31,486
Yue Yuen Industrial Holdings Ltd.	2,700	4,429
		1,652,376
Indonesia 0.0%
First Pacific Co. Ltd.	10,000	3,487
Ireland 0.5%
AIB Group PLC	3,424	14,383
Bank of Ireland Group PLC	4,031	43,067
CRH PLC	2,822	131,729
Glanbia PLC	703	8,579
Kerry Group PLC (Class A Stock)	581	54,440
Kingspan Group PLC	583	37,496
Smurfit Kappa Group PLC	982	41,268
		330,962
Israel 0.6%
AFI Properties Ltd.*	22	719
Airport City Ltd.*	285	4,514
Alony Hetz Properties & Investments Ltd.	408	4,378
Amot Investments Ltd.	580	3,404
Ashtrom Group Ltd.	171	3,238

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Israel (cont’d.)
Azrieli Group Ltd.	138	$8,889
Bank Hapoalim BM	5,042	45,381
Bank Leumi Le-Israel BM	5,795	51,213
Bezeq The Israeli Telecommunication Corp. Ltd.	7,689	12,742
Big Shopping Centers Ltd.*	56	5,630
Delek Group Ltd.*	31	3,366
Elbit Systems Ltd.	92	15,445
Elco Ltd.	39	1,815
Electra Ltd.	7	3,587
Energix-Renewable Energies Ltd.	729	2,413
Enlight Renewable Energy Ltd.*	388	8,055
Fattal Holdings 1998 Ltd.*	20	1,935
First International Bank of Israel Ltd. (The)	211	8,523
Fox Wizel Ltd.	27	2,442
Gav-Yam Lands Corp. Ltd.	115	929
Harel Insurance Investments & Financial Services Ltd.	462	4,469
ICL Group Ltd.	2,783	22,096
Israel Corp. Ltd.	14	5,195
Israel Discount Bank Ltd. (Class A Stock)	4,761	24,351
Maytronics Ltd.	183	2,231
Melisron Ltd.	63	4,405
Mivne Real Estate KD Ltd.	2,710	8,695
Mizrahi Tefahot Bank Ltd.	517	17,077
Nice Ltd.*	239	49,427
Nova Ltd.*	113	10,272
OPC Energy Ltd.*	304	3,157
Paz Oil Co. Ltd.*	39	4,862
Phoenix Holdings Ltd. (The)	494	5,313
Sapiens International Corp. NV	130	2,910
Shapir Engineering and Industry Ltd.	367	2,784
Shikun & Binui Ltd.*	905	2,653
Shufersal Ltd.	1,052	5,903
Strauss Group Ltd.	145	3,710
Teva Pharmaceutical Industries Ltd.*	3,809	40,037
Tower Semiconductor Ltd.*	421	17,710
		425,875
Italy 2.0%
A2A SpA	6,319	9,513
Amplifon SpA	485	13,392
Assicurazioni Generali SpA	5,112	99,793
Banca Mediolanum SpA	938	8,974
Buzzi Unicem SpA	332	7,476
Coca-Cola HBC AG*	743	18,056

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Italy (cont’d.)
Davide Campari-Milano NV	1,876	$20,124
De’ Longhi SpA	276	6,371
DiaSorin SpA	83	10,805
Enel SpA	29,210	171,992
Eni SpA	8,450	130,031
Ferrari NV	454	113,447
FinecoBank Banca Fineco SpA	2,302	41,325
Hera SpA	3,219	9,247
Infrastrutture Wireless Italiane SpA, 144A	1,327	14,542
Interpump Group SpA	306	15,958
Intesa Sanpaolo SpA	61,136	160,743
Italgas SpA	1,849	10,824
Leonardo SpA	1,508	15,530
Mediobanca Banca di Credito Finanziario SpA	2,396	25,757
Moncler SpA	770	48,192
Nexi SpA, 144A*	2,126	18,724
Pirelli & C SpA, 144A	1,969	9,858
Poste Italiane SpA, 144A	1,720	18,377
PRADA SpA	2,000	12,789
Prysmian SpA	993	40,552
Recordati Industria Chimica e Farmaceutica SpA	366	16,034
Reply SpA	86	11,163
Snam SpA	8,403	42,801
Telecom Italia SpA*	43,637	12,564
Telecom Italia SpA, RSP*	24,530	6,850
Terna - Rete Elettrica Nazionale	5,312	42,028
UniCredit SpA	7,172	140,077
UnipolSai Assicurazioni SpA	1,497	3,982
		1,327,891
Japan 21.3%
ABC-Mart, Inc.	100	5,389
Acom Co. Ltd.	1,200	2,991
Activia Properties, Inc., REIT	2	5,989
Advance Residence Investment Corp., REIT	4	9,771
Advantest Corp.	670	48,026
Aeon Co. Ltd.	2,630	53,919
AEON Financial Service Co. Ltd.	410	4,156
Aeon Mall Co. Ltd.	430	6,057
AEON REIT Investment Corp., REIT	7	7,737
AGC, Inc.	720	26,529
Aica Kogyo Co. Ltd.	180	4,353
Ain Holdings, Inc.	100	4,324
Air Water, Inc.	680	8,320

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Aisin Corp.	600	$17,505
Ajinomoto Co., Inc.	1,820	60,003
Alfresa Holdings Corp.	650	8,136
Alps Alpine Co. Ltd.	800	8,197
Amada Co. Ltd.	1,100	9,881
Amano Corp.	310	5,672
ANA Holdings, Inc.*	650	14,386
Anritsu Corp.	560	5,364
Aozora Bank Ltd.	520	10,397
As One Corp.	20	897
Asahi Group Holdings Ltd.	1,840	60,761
Asahi Intecc Co. Ltd.	800	14,035
Asahi Kasei Corp.	4,950	37,509
Asics Corp.	600	14,280
ASKUL Corp.	200	2,644
Astellas Pharma, Inc.	6,880	101,275
Azbil Corp.	500	14,099
AZ-COM MARUWA Holdings, Inc.	200	2,524
Bandai Namco Holdings, Inc.	720	48,149
Bank of Kyoto Ltd. (The)	240	11,167
BayCurrent Consulting, Inc.	500	21,255
Benefit One, Inc.	200	3,301
Benesse Holdings, Inc.	320	4,895
Bic Camera, Inc.	600	5,666
BIPROGY, Inc.	200	5,225
Bridgestone Corp.	2,100	78,400
Brother Industries Ltd.	950	14,756
Calbee, Inc.	240	5,420
Canon Marketing Japan, Inc.	160	3,798
Canon, Inc.	3,630	80,558
Capcom Co. Ltd.	700	22,683
Casio Computer Co. Ltd.	800	8,270
Central Japan Railway Co.	694	84,650
Chiba Bank Ltd. (The)	2,250	17,024
Chubu Electric Power Co., Inc.	2,800	30,159
Chugai Pharmaceutical Co. Ltd.	2,470	64,035
Chugin Financial Group, Inc.	650	4,730
Chugoku Electric Power Co., Inc. (The)	1,080	5,937
Coca-Cola Bottlers Japan Holdings, Inc.	540	5,686
COMSYS Holdings Corp.	400	7,629
Concordia Financial Group Ltd.	4,450	19,555
Cosmo Energy Holdings Co. Ltd.	200	5,609
Cosmos Pharmaceutical Corp.	90	8,794
Credit Saison Co. Ltd.	650	8,516

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
CyberAgent, Inc.	1,610	$15,057
Dai Nippon Printing Co. Ltd.	1,050	24,790
Daicel Corp.	980	7,231
Daido Steel Co. Ltd.	60	2,269
Daifuku Co. Ltd.	350	19,272
Dai-ichi Life Holdings, Inc.	3,700	86,812
Daiichi Sankyo Co. Ltd.	7,060	221,733
Daiichikosho Co. Ltd.	130	4,042
Daikin Industries Ltd.	1,000	173,695
Daio Paper Corp.	300	2,315
Daito Trust Construction Co. Ltd.	246	24,309
Daiwa House Industry Co. Ltd.	2,420	58,116
Daiwa House REIT Investment Corp., REIT	8	17,406
Daiwa Office Investment Corp., REIT	1	4,709
Daiwa Securities Group, Inc.	5,850	27,607
Daiwa Securities Living Investments Corp., REIT	8	6,694
DeNA Co. Ltd.	410	5,749
Denka Co. Ltd.	290	6,016
Denso Corp.	1,580	85,329
Dentsu Group, Inc.	780	25,123
Descente Ltd.	150	4,155
DIC Corp.	300	5,578
Disco Corp.	100	30,043
DMG Mori Co. Ltd.	400	6,110
Dowa Holdings Co. Ltd.	170	5,935
East Japan Railway Co.	1,330	74,158
Ebara Corp.	300	12,738
Eisai Co. Ltd.	964	59,643
Electric Power Development Co. Ltd.	700	11,297
ENEOS Holdings, Inc.	11,160	39,955
EXEO Group, Inc.	390	7,092
Ezaki Glico Co. Ltd.	110	3,074
Fancl Corp.	300	6,092
FANUC Corp.	733	129,514
Fast Retailing Co. Ltd.	195	118,435
Food & Life Cos. Ltd.	400	8,903
FP Corp.	180	4,891
Frontier Real Estate Investment Corp., REIT	1	3,856
Fuji Electric Co. Ltd.	400	16,191
Fuji Kyuko Co. Ltd.	100	3,513
Fuji Media Holdings, Inc.	200	1,689
Fuji Oil Holdings, Inc.	160	2,537
FUJIFILM Holdings Corp.	1,310	69,327
Fujitsu General Ltd.	200	5,653

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Fujitsu Ltd.	710	$101,089
Fukuoka Financial Group, Inc.	660	15,227
Furukawa Electric Co. Ltd.	200	3,882
Fuyo General Lease Co. Ltd.	50	3,436
GLP J-REIT, REIT	17	19,237
GMO internet group, Inc.	200	3,936
GMO Payment Gateway, Inc.	90	8,328
Goldwin, Inc.	142	10,818
GS Yuasa Corp.	300	5,250
GungHo Online Entertainment, Inc.	120	2,000
H.U. Group Holdings, Inc.	240	5,094
Hachijuni Bank Ltd. (The)	1,390	6,037
Hakuhodo DY Holdings, Inc.	900	9,727
Hamamatsu Photonics KK	450	24,044
Hankyu Hanshin Holdings, Inc.	770	22,886
Haseko Corp.	970	11,222
Heiwa Corp.	200	3,629
Hikari Tsushin, Inc.	80	11,419
Hino Motors Ltd.*	1,100	4,705
Hirogin Holdings, Inc.	1,100	5,736
Hirose Electric Co. Ltd.	145	18,877
Hisamitsu Pharmaceutical Co., Inc.	210	6,539
Hitachi Construction Machinery Co. Ltd.	420	9,905
Hitachi Ltd.	3,330	174,633
Honda Motor Co. Ltd.	6,340	156,829
Horiba Ltd.	150	6,908
Hoshizaki Corp.	440	15,816
House Foods Group, Inc.	340	7,254
Hoya Corp.	1,280	140,764
Hulic Co. Ltd.	1,710	14,056
Ibiden Co. Ltd.	360	14,050
Idemitsu Kosan Co. Ltd.	847	21,176
IHI Corp.	430	13,065
Iida Group Holdings Co. Ltd.	530	8,835
Industrial & Infrastructure Fund Investment Corp., REIT	8	8,866
Information Services International-Dentsu Ltd.	100	3,313
INFRONEER Holdings, Inc.	1,078	8,605
Inpex Corp.	3,550	39,010
Internet Initiative Japan, Inc.	400	7,506
Isetan Mitsukoshi Holdings Ltd.	1,400	15,233
Isuzu Motors Ltd.	1,950	24,658
Ito En Ltd.	230	8,206
ITOCHU Corp.	5,100	164,841
Itochu Techno-Solutions Corp.	380	9,408

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Itoham Yonekyu Holdings, Inc.	400	$2,196
Iwatani Corp.	150	6,465
Iyogin Holdings, Inc.	970	5,474
Izumi Co. Ltd.	200	4,528
J Front Retailing Co. Ltd.	900	8,382
Japan Airlines Co. Ltd.*	560	11,876
Japan Airport Terminal Co. Ltd.*	150	7,819
Japan Aviation Electronics Industry Ltd.	220	3,780
Japan Exchange Group, Inc.	1,950	29,844
Japan Hotel REIT Investment Corp., REIT	17	10,773
Japan Logistics Fund, Inc., REIT	3	6,841
Japan Metropolitan Fund Investment Corp., REIT	27	20,873
Japan Post Bank Co. Ltd.	1,600	14,216
Japan Post Holdings Co. Ltd.	8,250	72,431
Japan Post Insurance Co. Ltd.	800	14,272
Japan Prime Realty Investment Corp., REIT	3	8,138
Japan Real Estate Investment Corp., REIT	5	21,437
Japan Steel Works Ltd. (The)	300	6,391
Japan Tobacco, Inc.	4,480	91,356
JCR Pharmaceuticals Co. Ltd.	200	2,468
Jeol Ltd.	100	2,936
JFE Holdings, Inc.	2,030	26,767
JGC Holdings Corp.	880	11,495
JMDC, Inc.	100	3,305
JSR Corp.	650	14,625
JTEKT Corp.	900	6,672
Justsystems Corp.	160	3,985
Kadokawa Corp.	400	7,485
Kagome Co. Ltd.	300	7,327
Kajima Corp.	1,750	21,492
Kakaku.com, Inc.	550	9,170
Kaken Pharmaceutical Co. Ltd.	50	1,451
Kamigumi Co. Ltd.	380	7,773
Kandenko Co. Ltd.	400	2,688
Kaneka Corp.	230	6,039
Kansai Electric Power Co., Inc. (The)	2,920	28,082
Kansai Paint Co. Ltd.	780	10,985
Kao Corp.	1,680	67,909
Katitas Co. Ltd.	200	4,904
Kawasaki Heavy Industries Ltd.	590	13,501
Kawasaki Kisen Kaisha Ltd.	900	18,793
KDDI Corp.	6,060	189,335
Keihan Holdings Co. Ltd.	310	8,341
Keikyu Corp.	1,000	10,363

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Keio Corp.	360	$13,214
Keisei Electric Railway Co. Ltd.	450	13,126
Kenedix Office Investment Corp., REIT	2	4,751
Kewpie Corp.	460	8,009
Keyence Corp.	726	334,228
Kikkoman Corp.	660	34,909
Kinden Corp.	500	5,731
Kintetsu Group Holdings Co. Ltd.	660	21,493
Kirin Holdings Co. Ltd.	2,850	43,918
Kobayashi Pharmaceutical Co. Ltd.	230	16,512
Kobe Bussan Co. Ltd.	550	15,879
Kobe Steel Ltd.	1,200	6,465
Koei Tecmo Holdings Co. Ltd.	520	9,457
Koito Manufacturing Co. Ltd.	960	16,193
Kokuyo Co. Ltd.	300	4,278
Komatsu Ltd.	3,460	85,028
Konami Group Corp.	300	14,752
Konica Minolta, Inc.	1,600	6,705
Kose Corp.	130	14,343
Kotobuki Spirits Co. Ltd.	70	4,598
K’s Holdings Corp.	600	5,305
Kubota Corp.	4,050	60,865
Kuraray Co. Ltd.	1,400	11,588
Kurita Water Industries Ltd.	360	16,279
Kyocera Corp.	1,150	59,675
Kyowa Kirin Co. Ltd.	920	20,517
Kyudenko Corp.	150	3,888
Kyushu Electric Power Co., Inc.	1,800	10,362
Kyushu Financial Group, Inc.	1,500	5,513
Kyushu Railway Co.	620	13,898
LaSalle Logiport REIT, REIT	7	8,481
Lasertec Corp.	300	56,797
Lawson, Inc.	150	5,998
Lintec Corp.	240	4,156
Lion Corp.	940	10,406
Lixil Corp.	1,020	17,609
M3, Inc.	1,570	42,928
Mabuchi Motor Co. Ltd.	160	4,582
Makita Corp.	900	23,973
Mani, Inc.	280	4,096
Marubeni Corp.	5,800	71,158
Marui Group Co. Ltd.	780	13,292
Maruichi Steel Tube Ltd.	270	5,814
Matsui Securities Co. Ltd.	300	1,796

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
MatsukiyoCocokara & Co.	440	$21,949
Mazda Motor Corp.	2,300	18,308
Mebuki Financial Group, Inc.	3,400	8,856
Medipal Holdings Corp.	600	8,011
MEIJI Holdings Co. Ltd.	416	21,454
Menicon Co. Ltd.	200	4,419
MINEBEA MITSUMI, Inc.	1,550	27,021
MISUMI Group, Inc.	1,050	26,426
Mitsubishi Chemical Group Corp.	5,100	28,618
Mitsubishi Corp.	4,480	150,017
Mitsubishi Electric Corp.	7,380	81,333
Mitsubishi Estate Co. Ltd.	4,220	54,240
Mitsubishi Gas Chemical Co., Inc.	720	10,521
Mitsubishi HC Capital, Inc.	2,423	12,367
Mitsubishi Heavy Industries Ltd.	1,110	43,523
Mitsubishi Logistics Corp.	190	4,437
Mitsubishi Materials Corp.	510	8,760
Mitsubishi Motors Corp.*	2,450	9,440
Mitsubishi UFJ Financial Group, Inc.	44,400	325,225
Mitsui & Co. Ltd.	5,700	168,166
Mitsui Chemicals, Inc.	640	15,065
Mitsui Fudosan Co. Ltd.	3,460	64,853
Mitsui Fudosan Logistics Park, Inc., REIT	2	6,980
Mitsui High-Tec, Inc.	50	2,637
Mitsui Mining & Smelting Co. Ltd.	200	5,328
Mitsui OSK Lines Ltd.	1,310	32,513
Miura Co. Ltd.	330	8,258
Mizuho Financial Group, Inc.	9,530	148,863
Money Forward, Inc.*	100	3,708
MonotaRO Co. Ltd.	920	13,936
Mori Hills REIT Investment Corp., REIT	6	6,818
Morinaga & Co. Ltd.	140	4,151
Morinaga Milk Industry Co. Ltd.	110	4,069
MS&AD Insurance Group Holdings, Inc.	1,660	53,242
Murata Manufacturing Co. Ltd.	2,070	118,281
Nabtesco Corp.	380	11,126
Nagase & Co. Ltd.	400	6,455
Nagoya Railroad Co. Ltd.	760	12,566
Nankai Electric Railway Co. Ltd.	430	9,344
NEC Corp.	1,000	36,128
NEC Networks & System Integration Corp.	300	4,006
NET One Systems Co. Ltd.	360	9,756
Nexon Co. Ltd.	1,540	37,133
NGK Insulators Ltd.	1,030	14,257

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
NGK Spark Plug Co. Ltd.	810	$15,828
NH Foods Ltd.	300	9,007
NHK Spring Co. Ltd.	680	4,807
Nichirei Corp.	400	8,370
Nidec Corp.	1,740	96,429
Nifco, Inc.	250	6,489
Nihon Kohden Corp.	300	7,881
Nihon M&A Center Holdings, Inc.	1,000	10,223
Nikon Corp.	1,300	12,835
Nintendo Co. Ltd.	4,000	173,431
Nippon Accommodations Fund, Inc., REIT	1	4,488
Nippon Building Fund, Inc., REIT	5	21,852
Nippon Electric Glass Co. Ltd.	330	6,128
NIPPON EXPRESS HOLDINGS, Inc.	270	15,669
Nippon Kayaku Co. Ltd.	700	6,500
Nippon Paint Holdings Co. Ltd.	4,050	36,974
Nippon Prologis REIT, Inc., REIT	8	18,153
Nippon Sanso Holdings Corp.	590	9,623
Nippon Shinyaku Co. Ltd.	150	7,720
Nippon Shokubai Co. Ltd.	130	5,504
Nippon Steel Corp.	3,080	64,109
Nippon Telegraph & Telephone Corp.	4,320	129,537
Nippon Television Holdings, Inc.	200	1,617
Nippon Yusen KK	1,800	42,820
Nipro Corp.	500	4,014
Nishi-Nippon Railroad Co. Ltd.	280	5,171
Nissan Chemical Corp.	510	24,077
Nissan Motor Co. Ltd.	7,350	26,408
Nisshin Seifun Group, Inc.	1,060	13,277
Nissin Foods Holdings Co. Ltd.	250	19,544
Nitori Holdings Co. Ltd.	232	30,707
Nitto Denko Corp.	500	32,319
NOF Corp.	200	8,519
NOK Corp.	450	4,274
Nomura Holdings, Inc.	11,300	45,096
Nomura Real Estate Holdings, Inc.	430	9,477
Nomura Real Estate Master Fund, Inc., REIT	17	19,881
Nomura Research Institute Ltd.	1,610	38,652
NS Solutions Corp.	130	3,346
NSK Ltd.	1,800	10,124
NTT Data Corp.	2,350	36,452
Obayashi Corp.	2,700	20,943
OBIC Business Consultants Co. Ltd.	60	2,356
Obic Co. Ltd.	250	40,082

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Odakyu Electric Railway Co. Ltd.	1,240	$16,303
Oji Holdings Corp.	3,500	14,465
OKUMA Corp.	50	2,027
Olympus Corp.	4,780	89,862
Omron Corp.	670	38,767
Ono Pharmaceutical Co. Ltd.	1,580	34,284
Open House Group Co. Ltd.	210	7,944
Oracle Corp.	50	3,425
Orient Corp.	180	1,645
Oriental Land Co. Ltd.	690	114,968
ORIX Corp.	4,450	78,244
Orix JREIT, Inc., REIT	11	15,134
Osaka Gas Co. Ltd.	1,590	25,658
OSG Corp.	260	4,081
Otsuka Corp.	390	12,831
Otsuka Holdings Co. Ltd.	1,560	50,045
PALTAC Corp.	100	3,621
Pan Pacific International Holdings Corp.	1,600	29,589
Panasonic Holdings Corp.	8,110	75,207
Park24 Co. Ltd.*	520	8,820
Penta-Ocean Construction Co. Ltd.	1,200	5,985
PeptiDream, Inc.*	370	5,777
Persol Holdings Co. Ltd.	650	14,252
Pigeon Corp.	460	7,311
Pola Orbis Holdings, Inc.	310	4,473
Rakus Co. Ltd.	400	5,482
Rakuten Group, Inc.*	3,250	16,570
Recruit Holdings Co. Ltd.	5,200	167,233
Relo Group, Inc.	400	6,779
Renesas Electronics Corp.*	4,580	47,110
Rengo Co. Ltd.	800	5,646
RENOVA, Inc.*	200	3,481
Resona Holdings, Inc.	8,110	44,879
Resonac Holdings Corp.	700	11,963
Resorttrust, Inc.	220	4,020
Ricoh Co. Ltd.	2,400	18,630
Rinnai Corp.	60	4,736
Rohm Co. Ltd.	260	20,834
Rohto Pharmaceutical Co. Ltd.	600	11,071
Ryohin Keikaku Co. Ltd.	880	9,758
Sankyo Co. Ltd.	160	6,463
Sankyu, Inc.	200	7,858
Sanrio Co. Ltd.	150	5,721
Santen Pharmaceutical Co. Ltd.	1,400	10,914

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Sanwa Holdings Corp.	760	$8,046
Sapporo Holdings Ltd.	200	4,884
Sawai Group Holdings Co. Ltd.	150	4,641
SBI Holdings, Inc.	1,000	21,199
SBI Shinsei Bank Ltd.	230	4,242
SCREEN Holdings Co. Ltd.	80	5,961
SCSK Corp.	480	7,818
Secom Co. Ltd.	700	41,703
Sega Sammy Holdings, Inc.	570	9,026
Seibu Holdings, Inc.	900	10,096
Seiko Epson Corp.	1,050	16,283
Seino Holdings Co. Ltd.	600	5,992
Sekisui Chemical Co. Ltd.	1,400	19,612
Sekisui House Ltd.	2,130	40,255
Sekisui House Reit, Inc., REIT	16	8,747
Seven & i Holdings Co. Ltd.	2,950	139,278
Seven Bank Ltd.	2,000	4,110
SG Holdings Co. Ltd.	1,700	26,233
Sharp Corp.	740	6,151
SHIFT, Inc.*	30	5,599
Shikoku Electric Power Co., Inc.	600	3,469
Shimadzu Corp.	980	30,116
Shimamura Co. Ltd.	50	4,696
Shimano, Inc.	330	58,851
Shimizu Corp.	2,100	11,772
Shin-Etsu Chemical Co. Ltd.	1,470	216,712
Shinko Electric Industries Co. Ltd.	200	5,627
Shionogi & Co. Ltd.	1,040	49,561
Ship Healthcare Holdings, Inc.	300	5,825
Shiseido Co. Ltd.	1,500	77,964
Shizuoka Financial Group, Inc.	1,860	15,757
SHO-BOND Holdings Co. Ltd.	182	7,765
Shochiku Co. Ltd.*	50	4,263
Skylark Holdings Co. Ltd.*	900	10,711
SMC Corp.	225	114,280
SMS Co. Ltd.	200	5,261
SoftBank Corp.	10,300	117,854
SoftBank Group Corp.	3,650	172,799
Sohgo Security Services Co. Ltd.	220	6,057
Sojitz Corp.	930	18,438
Sompo Holdings, Inc.	1,210	52,089
Sony Group Corp.	4,630	413,698
Sotetsu Holdings, Inc.	360	6,154
Square Enix Holdings Co. Ltd.	230	10,877

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Stanley Electric Co. Ltd.	540	$11,621
Subaru Corp.	2,270	37,300
Sugi Holdings Co. Ltd.	150	6,556
SUMCO Corp.	1,330	19,706
Sumitomo Bakelite Co. Ltd.	100	3,258
Sumitomo Chemical Co. Ltd.	6,050	23,224
Sumitomo Corp.	4,280	76,826
Sumitomo Electric Industries Ltd.	2,820	33,886
Sumitomo Forestry Co. Ltd.	500	9,349
Sumitomo Heavy Industries Ltd.	410	9,117
Sumitomo Metal Mining Co. Ltd.	910	36,949
Sumitomo Mitsui Financial Group, Inc.	4,920	213,829
Sumitomo Mitsui Trust Holdings, Inc.	1,380	50,272
Sumitomo Pharma Co. Ltd.	700	4,922
Sumitomo Realty & Development Co. Ltd.	1,500	36,566
Sumitomo Rubber Industries Ltd.	700	6,214
Sundrug Co. Ltd.	220	6,225
Suntory Beverage & Food Ltd.	420	14,182
Suzuken Co. Ltd.	230	6,058
Suzuki Motor Corp.	1,720	64,487
Sysmex Corp.	710	47,133
T&D Holdings, Inc.	1,900	30,412
Taiheiyo Cement Corp.	430	7,410
Taisei Corp.	650	22,439
Taisho Pharmaceutical Holdings Co. Ltd.	180	7,572
Taiyo Yuden Co. Ltd.	400	13,586
Takara Bio, Inc.	230	3,045
Takara Holdings, Inc.	700	5,688
Takashimaya Co. Ltd.	600	8,383
Takeda Pharmaceutical Co. Ltd.	5,683	178,659
TBS Holdings, Inc.	170	1,985
TDK Corp.	1,360	48,588
TechnoPro Holdings, Inc.	340	10,586
Teijin Ltd.	740	7,599
Terumo Corp.	2,510	73,067
THK Co. Ltd.	470	9,975
TIS, Inc.	800	23,068
Tobu Railway Co. Ltd.	730	17,128
Toda Corp.	800	4,364
Toho Co. Ltd.	420	15,512
Toho Gas Co. Ltd.	370	7,256
Tohoku Electric Power Co., Inc.	1,780	9,574
Tokai Carbon Co. Ltd.	800	6,902
Tokio Marine Holdings, Inc.	7,110	148,917

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Tokyo Century Corp.	160	$5,626
Tokyo Electric Power Co. Holdings, Inc.*	6,300	23,592
Tokyo Electron Ltd.	560	195,734
Tokyo Gas Co. Ltd.	1,540	32,247
Tokyo Ohka Kogyo Co. Ltd.	150	7,393
Tokyo Tatemono Co. Ltd.	770	9,546
Tokyu Corp.	1,950	25,076
Tokyu Fudosan Holdings Corp.	2,400	12,178
TOPPAN, Inc.	1,100	17,723
Toray Industries, Inc.	5,840	35,881
Toshiba Corp.	1,610	55,298
Toshiba TEC Corp.	100	2,846
Tosoh Corp.	1,150	15,046
TOTO Ltd.	530	20,597
Toyo Seikan Group Holdings Ltd.	570	7,399
Toyo Suisan Kaisha Ltd.	270	11,157
Toyo Tire Corp.	400	4,785
Toyoda Gosei Co. Ltd.	310	5,147
Toyota Boshoku Corp.	280	4,153
Toyota Industries Corp.	530	32,262
Toyota Motor Corp.	45,750	671,872
Toyota Tsusho Corp.	860	36,414
Trend Micro, Inc.*	440	21,786
TS Tech Co. Ltd.	360	4,484
Tsumura & Co.	280	5,987
Tsuruha Holdings, Inc.	110	8,099
UBE Corp.	400	6,274
Ulvac, Inc.	200	9,356
Unicharm Corp.	1,440	54,930
United Urban Investment Corp., REIT	11	12,517
Ushio, Inc.	400	5,362
USS Co. Ltd.	850	13,981
Welcia Holdings Co. Ltd.	420	9,387
West Japan Railway Co.	860	36,016
Yakult Honsha Co. Ltd.	500	35,694
Yamada Holdings Co. Ltd.	2,700	9,804
Yamaguchi Financial Group, Inc.	900	6,225
Yamaha Corp.	520	20,220
Yamaha Motor Co. Ltd.	1,150	28,325
Yamato Holdings Co. Ltd.	1,330	23,271
Yamato Kogyo Co. Ltd.	100	3,790
Yamazaki Baking Co. Ltd.	500	5,850
Yaskawa Electric Corp.	970	37,916
Yokogawa Electric Corp.	1,000	17,560

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Yokohama Rubber Co. Ltd. (The)	470	$7,722
Z Holdings Corp.	10,450	30,407
Zenkoku Hosho Co. Ltd.	200	7,790
Zensho Holdings Co. Ltd.	300	7,658
Zeon Corp.	600	5,902
ZOZO, Inc.	390	10,110
		14,478,654
Jordan 0.0%
Hikma Pharmaceuticals PLC	619	13,094
Luxembourg 0.2%
ArcelorMittal SA	1,799	55,810
Eurofins Scientific SE	472	33,856
L’Occitane International SA	1,750	4,869
RTL Group SA	157	7,618
		102,153
Macau 0.2%
Galaxy Entertainment Group Ltd.	8,000	55,690
MGM China Holdings Ltd.*	3,100	3,917
Sands China Ltd.*	9,200	34,501
SJM Holdings Ltd.*	7,600	4,310
Wynn Macau Ltd.*	6,000	6,867
		105,285
Mexico 0.0%
Fresnillo PLC	723	7,344
Netherlands 4.8%
Aalberts NV	362	17,116
ABN AMRO Bank NV, 144A, CVA	1,490	24,730
Adyen NV, 144A*	110	166,310
Aegon NV	6,813	37,579
Akzo Nobel NV	666	49,607
Argenx SE*	207	78,844
ASM International NV	174	58,848
ASML Holding NV	1,514	1,001,734
ASR Nederland NV	526	24,896
BE Semiconductor Industries NV	292	20,886
CTP NV, 144A	242	3,495
Euronext NV, 144A	313	25,363

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Netherlands (cont’d.)
EXOR NV*	391	$31,080
Heineken Holding NV	408	33,687
Heineken NV	894	89,345
IMCD NV	220	34,877
ING Groep NV	14,063	203,636
JDE Peet’s NV	305	9,142
Koninklijke Ahold Delhaize NV	3,729	111,299
Koninklijke DSM NV	655	84,234
Koninklijke KPN NV	12,430	42,496
Koninklijke Philips NV	3,342	57,701
Koninklijke Vopak NV	270	8,135
NN Group NV	1,123	48,792
OCI NV	382	13,004
Randstad NV	422	27,050
Shell PLC	26,691	783,589
Universal Music Group NV	2,816	71,984
Wolters Kluwer NV	945	103,027
		3,262,486
New Zealand 0.3%
a2 Milk Co. Ltd. (The)*	2,779	13,328
Air New Zealand Ltd.*	6,155	3,094
Auckland International Airport Ltd.*	4,515	24,848
Contact Energy Ltd.	2,946	14,816
Fisher & Paykel Healthcare Corp. Ltd.	2,174	35,678
Fletcher Building Ltd.	3,020	9,945
Infratil Ltd.	2,862	16,477
Kiwi Property Group Ltd.	6,110	3,776
Mainfreight Ltd.	307	14,209
Mercury NZ Ltd.	2,799	10,874
Meridian Energy Ltd.	4,693	16,220
Ryman Healthcare Ltd.	1,547	6,909
SKYCITY Entertainment Group Ltd.*	3,080	5,011
Spark New Zealand Ltd.	7,136	24,061
Xero Ltd.*	477	26,291
		225,537
Nigeria 0.0%
Airtel Africa PLC, 144A	4,017	5,799
Norway 0.6%
Aker ASA (Class A Stock)	99	7,158
Aker BP ASA	1,158	35,275

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Norway (cont’d.)
AutoStore Holdings Ltd., 144A*	2,344	$5,413
DNB Bank ASA	3,862	72,218
Equinor ASA	3,547	108,101
Gjensidige Forsikring ASA	639	11,485
Kongsberg Gruppen ASA	297	11,824
Leroy Seafood Group ASA	1,003	5,907
Mowi ASA	1,707	31,565
Nordic Semiconductor ASA*	633	10,094
Norsk Hydro ASA	5,044	40,896
Orkla ASA	2,884	21,531
Salmar ASA	217	10,091
Schibsted ASA (Class A Stock)	291	6,355
Schibsted ASA (Class B Stock)	366	7,651
Telenor ASA	2,446	25,606
TOMRA Systems ASA	882	15,570
Var Energi ASA	1,600	4,867
		431,607
Poland 0.2%
Allegro.eu SA, 144A*	1,511	10,517
Bank Polska Kasa Opieki SA	590	12,608
Dino Polska SA, 144A*	185	16,760
InPost SA*	777	7,504
KGHM Polska Miedz SA	515	16,837
LPP SA	4	9,370
Polski Koncern Naftowy ORLEN SA	2,167	32,548
Powszechna Kasa Oszczednosci Bank Polski SA	3,229	24,083
Powszechny Zaklad Ubezpieczen SA	2,122	18,037
Santander Bank Polska SA	113	7,512
		155,776
Portugal 0.2%
EDP - Energias de Portugal SA	10,663	52,976
Galp Energia SGPS SA	1,950	26,692
Jeronimo Martins SGPS SA	1,042	22,623
		102,291
Russia 0.0%
Evraz PLC*^	2,361	—
Singapore 1.4%
BOC Aviation Ltd., 144A	800	6,662

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Singapore (cont’d.)
CapitaLand Ascendas REIT, REIT	13,116	$28,864
CapitaLand Ascott Trust, UTS	7,800	6,612
CapitaLand Integrated Commercial Trust, REIT	19,488	31,885
Capitaland Investment Ltd.	9,700	29,387
City Developments Ltd.	1,700	10,790
ComfortDelGro Corp. Ltd.	8,000	7,329
DBS Group Holdings Ltd.	6,791	185,912
Frasers Logistics & Commercial Trust, REIT	11,500	11,069
Genting Singapore Ltd.	21,800	16,511
Jardine Cycle & Carriage Ltd.	290	6,429
Kenon Holdings Ltd.	73	2,275
Keppel Corp. Ltd.	5,200	30,023
Keppel DC REIT, REIT	4,700	7,326
Keppel REIT, REIT	9,200	6,781
Mapletree Industrial Trust, REIT	7,106	12,914
Mapletree Logistics Trust, REIT	12,000	15,514
Mapletree Pan Asia Commercial Trust, REIT	9,200	12,801
NetLink NBN Trust, UTS	11,900	7,936
Olam Group Ltd.	2,400	2,918
Oversea-Chinese Banking Corp. Ltd.	13,073	129,166
SATS Ltd.*	2,600	6,000
Sembcorp Industries Ltd.	3,500	9,652
Sembcorp Marine Ltd.*	59,735	6,485
SIA Engineering Co. Ltd.*	1,000	1,902
Singapore Airlines Ltd.	4,900	22,157
Singapore Exchange Ltd.	3,100	21,835
Singapore Post Ltd.	6,000	2,563
Singapore Technologies Engineering Ltd.	5,800	16,307
Singapore Telecommunications Ltd.	28,300	54,199
StarHub Ltd.	2,900	2,522
STMicroelectronics NV	2,386	112,353
Suntec Real Estate Investment Trust, REIT	8,000	8,553
United Overseas Bank Ltd.	4,857	110,403
UOL Group Ltd.	2,000	10,671
Venture Corp. Ltd.	1,000	14,121
		968,827
South Africa 0.3%
Anglo American PLC	4,552	196,330
South Korea 4.5%
Alteogen, Inc.*	133	4,007
Amorepacific Corp.*	112	13,313

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
South Korea (cont’d.)
AMOREPACIFIC Group*	118	$3,950
BGF retail Co. Ltd.*	25	3,789
BNK Financial Group, Inc.	1,143	6,594
Celltrion Healthcare Co. Ltd.	372	17,410
Celltrion Pharm, Inc.*	81	4,221
Celltrion, Inc.	414	54,693
Cheil Worldwide, Inc.	277	4,950
CJ CheilJedang Corp.	29	8,136
CJ Corp.*	48	3,218
CJ ENM Co. Ltd.*	39	3,412
CJ Logistics Corp.*	27	1,983
Coway Co. Ltd.*	212	9,614
Daewoo Engineering & Construction Co. Ltd.*	691	2,702
Daewoo Shipbuilding & Marine Engineering Co. Ltd.*	207	3,909
DB Insurance Co. Ltd.	180	9,592
Delivery Hero SE, 144A*	704	42,562
DGB Financial Group, Inc.*	628	4,068
DL E&C Co. Ltd.*	116	3,604
DL Holdings Co. Ltd.*	46	2,289
Dongsuh Cos., Inc.	129	2,194
Doosan Bobcat, Inc.	106	3,008
Doosan Enerbility Co. Ltd.*	1,574	21,524
Ecopro BM Co. Ltd.	159	12,982
E-MART, Inc.	72	6,119
F&F Co. Ltd.*	61	7,567
Fila Holdings Corp.	204	6,443
Green Cross Corp.*	23	2,418
GS Engineering & Construction Corp.*	275	5,244
GS Holdings Corp.	195	7,007
GS Retail Co. Ltd.*	173	4,066
Hana Financial Group, Inc.	1,082	42,985
Hanjin Kal Corp.*	87	2,898
Hankook Tire & Technology Co. Ltd.*	276	7,284
Hanmi Pharm Co. Ltd.*	28	5,850
Hanmi Science Co. Ltd.*	58	1,424
Hanon Systems	660	4,924
Hanssem Co. Ltd.	34	1,437
Hanwha Aerospace Co. Ltd.*	142	9,313
Hanwha Corp.*	141	3,255
Hanwha Life Insurance Co. Ltd.*	760	1,698
Hanwha Solutions Corp.*	434	16,084
HD Hyundai Co. Ltd.	200	9,942
Hite Jinro Co. Ltd.*	102	2,186
HL Mando Co. Ltd.*	136	4,946

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
South Korea (cont’d.)
HLB, Inc.*	395	$9,836
HMM Co. Ltd.*	1,149	20,433
Hotel Shilla Co. Ltd.	128	8,272
HYBE Co. Ltd.*	68	10,699
Hyundai Department Store Co. Ltd.*	60	3,010
Hyundai Doosan Infracore Co. Ltd.*	420	2,663
Hyundai Engineering & Construction Co. Ltd.*	273	8,487
Hyundai Glovis Co. Ltd.	74	10,015
Hyundai Heavy Industries Co. Ltd.*	57	5,174
Hyundai Marine & Fire Insurance Co. Ltd.*	225	5,665
Hyundai Mipo Dockyard Co. Ltd.*	84	5,516
Hyundai Mobis Co. Ltd.	235	39,294
Hyundai Motor Co.	525	71,569
Hyundai Steel Co.	282	7,877
Hyundai Wia Corp.*	65	2,842
Iljin Materials Co. Ltd.*	68	3,497
Industrial Bank of Korea*	1,022	8,530
Kakao Corp.*	1,136	57,183
Kakao Games Corp.*	108	4,106
KakaoBank Corp.*	621	13,778
Kakaopay Corp.*	85	4,248
Kangwon Land, Inc.*	408	7,818
KB Financial Group, Inc.	1,458	66,445
KCC Corp.	18	3,468
KEPCO Plant Service & Engineering Co. Ltd.*	71	2,003
Kia Corp.	967	52,684
Korea Aerospace Industries Ltd.*	265	10,398
Korea Electric Power Corp.*	981	15,838
Korea Gas Corp.*	107	2,906
Korea Investment Holdings Co. Ltd.*	161	8,216
Korea Shipbuilding & Offshore Engineering Co. Ltd.*	161	10,457
Korea Zinc Co. Ltd.*	35	15,415
Korean Air Lines Co. Ltd.*	659	13,039
Krafton, Inc.*	112	16,449
KT&G Corp.*	412	30,905
Kumho Petrochemical Co. Ltd.*	67	8,058
L&F Co. Ltd.	86	14,518
LG Chem Ltd.	174	98,206
LG Corp.*	336	22,628
LG Display Co. Ltd.*	911	10,144
LG Electronics, Inc.	414	33,923
LG Energy Solution Ltd.*	131	55,721
LG H&H Co. Ltd.	33	20,007
LG Innotek Co. Ltd.	56	12,476

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
South Korea (cont’d.)
LG Uplus Corp.	877	$7,931
Lotte Chemical Corp.*	60	8,663
Lotte Chilsung Beverage Co. Ltd.*	11	1,431
Lotte Corp.*	108	2,847
LOTTE Fine Chemical Co. Ltd.*	72	3,363
Lotte Shopping Co. Ltd.*	46	3,525
LS Corp.*	71	4,081
Meritz Financial Group, Inc.*	104	3,642
Mirae Asset Securities Co. Ltd.*	1,014	5,629
NAVER Corp.	540	89,708
NCSoft Corp.*	60	22,208
Netmarble Corp., 144A*	71	3,536
NH Investment & Securities Co. Ltd.*	553	4,143
NHN Corp.*	94	2,236
NongShim Co. Ltd.	11	3,067
OCI Co. Ltd.*	74	5,435
Orion Corp.*	81	8,199
Ottogi Corp.*	7	2,707
Pan Ocean Co. Ltd.*	732	3,606
Paradise Co. Ltd.*	142	2,087
Pearl Abyss Corp.*	136	5,041
POSCO Chemical Co. Ltd.	102	18,697
POSCO Holdings, Inc.	282	69,295
Posco International Corp.	206	3,944
S-1 Corp.	75	3,509
Samsung Biologics Co. Ltd., 144A*	68	43,906
Samsung C&T Corp.	321	31,003
Samsung Card Co. Ltd.	124	3,058
Samsung Electro-Mechanics Co. Ltd.	212	24,760
Samsung Electronics Co. Ltd.	17,788	886,025
Samsung Engineering Co. Ltd.*	592	12,494
Samsung Fire & Marine Insurance Co. Ltd.	124	20,446
Samsung Heavy Industries Co. Ltd.*	2,527	11,942
Samsung Life Insurance Co. Ltd.	293	16,869
Samsung SDI Co. Ltd.	198	110,960
Samsung SDS Co. Ltd.	136	13,869
Samsung Securities Co. Ltd.	260	7,078
SD Biosensor, Inc.	136	3,176
Seegene, Inc.	120	2,678
Shin Poong Pharmaceutical Co. Ltd.*	140	2,381
Shinhan Financial Group Co. Ltd.	1,880	63,571
Shinsegae, Inc.*	26	4,908
SK Biopharmaceuticals Co. Ltd.*	91	5,371
SK Bioscience Co. Ltd.*	77	4,725

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
South Korea (cont’d.)
SK Chemicals Co. Ltd.	48	$3,280
SK Hynix, Inc.	2,040	147,581
SK IE Technology Co. Ltd., 144A*	105	5,772
SK Innovation Co. Ltd.*	199	26,450
SK Networks Co. Ltd.*	404	1,337
SK Square Co. Ltd.*	396	11,731
SK Telecom Co. Ltd.	88	3,335
SK, Inc.	137	22,161
SKC Co. Ltd.*	78	6,081
S-Oil Corp.	154	11,109
Solus Advanced Materials Co. Ltd.*	38	1,226
SSANGYONG C&E Co. Ltd.	309	1,447
Wemade Co. Ltd.*	66	2,114
Woori Financial Group, Inc.	2,435	25,399
Yuhan Corp.*	207	8,811
		3,070,814
Spain 2.2%
Acciona SA	87	16,974
ACS Actividades de Construccion y Servicios SA	779	23,054
Aena SME SA, 144A*	271	40,717
Amadeus IT Group SA*	1,698	106,981
Banco Bilbao Vizcaya Argentaria SA	22,713	160,439
Banco Santander SA	62,622	218,860
Bankinter SA	2,633	18,997
CaixaBank SA	15,602	69,225
Cellnex Telecom SA, 144A	2,112	82,765
Corp. ACCIONA Energias Renovables SA	235	9,610
EDP Renovaveis SA	911	19,815
Enagas SA	937	16,802
Endesa SA	1,209	24,104
Ferrovial SA	1,823	53,794
Fluidra SA	421	7,432
Grifols SA*	1,265	16,746
Iberdrola SA	22,479	263,719
Industria de Diseno Textil SA	3,961	123,666
Inmobiliaria Colonial Socimi SA, REIT	1,313	9,577
Mapfre SA	3,972	7,989
Merlin Properties Socimi SA, REIT	1,256	12,274
Naturgy Energy Group SA	545	15,457
Red Electrica Corp. SA	1,664	29,451

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Spain (cont’d.)
Repsol SA	4,723	$77,584
Telefonica SA	18,817	71,486
		1,497,518
Sweden 2.7%
Alfa Laval AB	1,167	36,674
Alleima AB*	831	4,155
Assa Abloy AB (Class B Stock)	3,458	81,458
Atlas Copco AB (Class A Stock)	9,573	113,594
Atlas Copco AB (Class B Stock)	5,725	60,385
Axfood AB	427	10,998
Beijer Ref AB	945	14,578
Boliden AB	1,032	46,313
Castellum AB	992	13,611
Electrolux AB (Class B Stock)	851	12,053
Epiroc AB (Class A Stock)	2,352	45,762
Epiroc AB (Class B Stock)	1,451	24,192
EQT AB	1,298	29,289
Essity AB (Class B Stock)	2,310	60,347
Evolution AB, 144A	610	68,559
Fastighets AB Balder (Class B Stock)*	2,331	12,010
Getinge AB (Class B Stock)	841	18,946
H & M Hennes & Mauritz AB (Class B Stock)	2,529	31,148
Hexagon AB (Class B Stock)	7,065	80,990
Holmen AB (Class B Stock)	362	14,931
Husqvarna AB (Class A Stock)	182	1,549
Husqvarna AB (Class B Stock)	1,534	13,051
Industrivarden AB (Class A Stock)	481	12,742
Industrivarden AB (Class C Stock)	559	14,727
Indutrade AB	1,063	23,606
Investment AB Latour (Class B Stock)	540	11,393
Investor AB (Class A Stock)	2,002	39,957
Investor AB (Class B Stock)	6,891	133,906
Kinnevik AB (Class B Stock)*	961	14,854
L E Lundbergforetagen AB (Class B Stock)	279	12,920
Lifco AB (Class B Stock)	855	15,707
Nibe Industrier AB (Class B Stock)	5,482	59,229
Saab AB (Class B Stock)	362	14,820
Sagax AB (Class B Stock)	648	16,119
Sagax AB (Class D Stock)	658	1,767
Sandvik AB	4,060	83,911
Securitas AB (Class B Stock)	1,918	17,557
Skandinaviska Enskilda Banken AB (Class A Stock)	5,433	65,771
Skandinaviska Enskilda Banken AB (Class C Stock)	100	1,347

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Sweden (cont’d.)
Skanska AB (Class B Stock)	1,357	$23,951
SKF AB (Class B Stock)	1,482	26,229
Svenska Cellulosa AB SCA (Class A Stock)	138	1,921
Svenska Cellulosa AB SCA (Class B Stock)	2,293	31,841
Svenska Handelsbanken AB (Class A Stock)	5,626	58,668
Svenska Handelsbanken AB (Class B Stock)	188	2,363
Sweco AB (Class B Stock)	801	8,689
Swedbank AB (Class A Stock)	3,810	73,291
Swedish Orphan Biovitrum AB*	665	14,830
Tele2 AB (Class B Stock)	2,010	17,359
Telefonaktiebolaget LM Ericsson (Class A Stock)	197	1,277
Telefonaktiebolaget LM Ericsson (Class B Stock)	11,352	65,847
Telia Co. AB	9,445	24,393
Trelleborg AB (Class B Stock)	870	21,754
Vitrolife AB	286	6,132
Volvo AB (Class A Stock)	777	16,141
Volvo AB (Class B Stock)	5,693	112,969
Volvo Car AB (Class B Stock)*	2,156	10,757
		1,853,338
Switzerland 5.0%
ABB Ltd.	5,735	199,668
Accelleron Industries AG*	303	7,157
Adecco Group AG	612	22,730
Alcon, Inc.	1,736	130,996
Bachem Holding AG	122	10,789
Baloise Holding AG	173	28,454
Banque Cantonale Vaudoise	108	10,266
Barry Callebaut AG	13	27,161
Belimo Holding AG	34	17,933
BKW AG	67	9,635
Chocoladefabriken Lindt & Spruengli AG	8	87,862
Cie Financiere Richemont SA (Class A Stock)	1,927	297,061
Clariant AG*	856	14,679
Credit Suisse Group AG	12,724	43,833
DKSH Holding AG	70	5,964
Emmi AG	3	2,795
EMS-Chemie Holding AG	28	20,873
Flughafen Zurich AG*	71	12,936
Geberit AG	128	72,830
Georg Fischer AG	320	22,063
Givaudan SA	30	97,267
Helvetia Holding AG	81	10,133
Julius Baer Group Ltd.	830	53,240

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Switzerland (cont’d.)
Kuehne + Nagel International AG	187	$44,591
Logitech International SA	536	31,365
Lonza Group AG	280	159,724
Novartis AG	7,593	686,476
Partners Group Holding AG	83	77,879
PSP Swiss Property AG	166	20,694
Schindler Holding AG	73	14,767
Schindler Holding AG (Part. Cert.)	157	33,462
SGS SA	23	56,089
SIG Group AG*	1,243	30,809
Sika AG	546	155,144
Sonova Holding AG	196	49,014
Straumann Holding AG	402	52,637
Swatch Group AG (The) (XSWX)	110	39,827
Swatch Group AG (The) (TRQX)	167	10,973
Swiss Life Holding AG	121	71,614
Swiss Prime Site AG	294	26,198
Swisscom AG	101	59,676
Tecan Group AG	48	20,144
Temenos AG	227	16,203
UBS Group AG	11,227	239,645
VAT Group AG, 144A	98	30,508
Zurich Insurance Group AG	559	276,442
		3,410,206
Taiwan 0.0%
FIT Hon Teng Ltd., 144A*	3,000	863
United Arab Emirates 0.0%
NMC Health PLC*^	372	—
United Kingdom 10.4%
3i Group PLC	3,610	70,430
abrdn PLC	7,679	20,225
Admiral Group PLC	1,075	29,224
Allfunds Group PLC	963	7,661
Ashtead Group PLC	1,664	109,606
Associated British Foods PLC	1,327	30,462
AstraZeneca PLC	5,554	727,644
Auto Trader Group PLC, 144A	3,560	27,620
Aviva PLC	10,668	60,166
B&M European Value Retail SA	3,557	19,671
BAE Systems PLC	11,681	123,656

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
United Kingdom (cont’d.)
Barclays PLC	59,616	$137,045
Barratt Developments PLC	3,765	21,399
Bellway PLC	497	12,999
Berkeley Group Holdings PLC	392	20,073
BP PLC	67,339	406,745
British American Tobacco PLC	8,452	323,998
British Land Co. PLC (The), REIT	3,488	19,089
BT Group PLC	26,214	40,388
Bunzl PLC	1,271	46,660
Burberry Group PLC	1,446	44,047
Centrica PLC	22,543	28,084
CK Hutchison Holdings Ltd.	10,100	64,276
CNH Industrial NV	3,741	66,183
Compass Group PLC	6,619	158,115
ConvaTec Group PLC, 144A	6,199	17,980
Croda International PLC	523	44,579
DCC PLC	374	21,302
Dechra Pharmaceuticals PLC	422	14,967
Derwent London PLC, REIT	421	13,430
Diageo PLC	8,480	370,797
Direct Line Insurance Group PLC	5,048	11,069
Dr. Martens PLC	2,240	4,293
DS Smith PLC	4,821	21,106
easyJet PLC*	1,455	8,863
Entain PLC	2,251	41,510
Experian PLC	3,485	127,445
Halma PLC	1,462	38,924
Hargreaves Lansdown PLC	1,426	15,699
Hiscox Ltd.	1,279	17,801
Howden Joinery Group PLC	2,078	17,731
HSBC Holdings PLC	75,678	557,622
IMI PLC	969	17,350
Imperial Brands PLC	3,586	89,959
Informa PLC	5,456	45,125
InterContinental Hotels Group PLC	661	45,889
Intermediate Capital Group PLC	1,048	18,033
International Consolidated Airlines Group SA*	4,493	9,391
International Distributions Services PLC	2,607	7,379
Intertek Group PLC	623	33,484
ITV PLC	14,051	14,071
J Sainsbury PLC	6,490	21,048
JD Sports Fashion PLC	9,292	18,729
Johnson Matthey PLC	697	19,469
Just Eat Takeaway.com NV, 144A*	696	17,855

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
United Kingdom (cont’d.)
Kingfisher PLC	7,374	$25,440
Land Securities Group PLC, REIT	2,700	23,654
Legal & General Group PLC	22,364	70,378
Lloyds Banking Group PLC	253,301	164,847
London Stock Exchange Group PLC	1,387	126,973
M&G PLC	8,162	20,383
Melrose Industries PLC	15,143	26,700
National Grid PLC	13,698	174,141
NatWest Group PLC	18,945	72,276
Next PLC	466	38,153
Ocado Group PLC*	2,227	17,821
Pearson PLC	2,708	30,883
Pennon Group PLC	982	11,148
Pepco Group NV, 144A*	448	4,345
Persimmon PLC	1,198	20,924
Phoenix Group Holdings PLC	2,767	21,931
Reckitt Benckiser Group PLC	2,698	192,262
RELX PLC	7,248	215,330
Renishaw PLC	142	6,931
Rentokil Initial PLC	9,465	57,390
Rightmove PLC	3,221	23,404
Rolls-Royce Holdings PLC*	31,581	41,319
RS Group PLC	1,776	20,648
Sage Group PLC (The)	3,932	37,777
Schroders PLC	2,641	15,618
Segro PLC, REIT	4,529	46,620
Severn Trent PLC	967	33,653
Smith & Nephew PLC	3,290	45,436
Smiths Group PLC	1,339	28,584
Spirax-Sarco Engineering PLC	277	39,567
SSE PLC	4,076	87,001
St. James’s Place PLC	2,042	30,964
Standard Chartered PLC	8,940	75,093
Tate & Lyle PLC	1,513	14,089
Taylor Wimpey PLC	13,480	19,559
Tesco PLC	27,610	83,917
Unilever PLC	9,541	485,629
UNITE Group PLC (The), REIT	1,263	15,559
United Utilities Group PLC	2,634	34,466
Vodafone Group PLC	93,437	107,809
Weir Group PLC (The)	981	21,625
Whitbread PLC	770	29,000

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
United Kingdom (cont’d.)
Wise PLC (Class A Stock)*	2,702	$18,113
WPP PLC	3,938	46,011
		7,041,737
United States 5.7%
Amcor PLC, CDI	5,672	67,753
Computershare Ltd.	2,027	34,139
CSL Ltd.	1,808	381,760
Ferguson PLC	785	110,603
GSK PLC	15,074	264,775
Haleon PLC*	18,842	75,507
Holcim AG*	2,056	122,917
James Hardie Industries PLC, CDI	1,709	38,348
JS Global Lifestyle Co. Ltd., 144A	5,000	6,046
Nestle SA	10,136	1,236,684
QIAGEN NV*	829	40,441
Roche Holding AG	2,610	814,765
Roche Holding AG (Bearer Shares)	100	36,604
Samsonite International SA, 144A*	4,500	13,405
Schneider Electric SE	2,003	324,918
Signify NV, 144A	471	17,053
Sims Ltd.	685	7,438
Stellantis NV	7,639	120,093
Swiss Re AG	1,089	114,030
Tenaris SA	1,762	31,224
		3,858,503

Total Common Stocks (cost $51,313,398)		64,828,757
Exchange-Traded Fund 2.1%
United States
iShares MSCI EAFE ETF(a) (cost $1,215,690)	19,800	1,416,690
Preferred Stocks 0.6%
Germany 0.3%
Bayerische Motoren Werke AG (PRFC)	222	21,032
Fuchs Petrolub SE (PRFC)	262	10,452
Henkel AG & Co. KGaA (PRFC)	636	45,347
Sartorius AG (PRFC)	92	41,254

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Shares	Value
Preferred Stocks (Continued)
Germany (cont’d.)
Sixt SE (PRFC)	67	$5,106
Volkswagen AG (PRFC)	763	105,821
		229,012
South Korea 0.3%
Amorepacific Corp. (PRFC)*	46	1,852
CJ CheilJedang Corp. (PRFC)	4	534
Hanwha Corp. (PRFC)*	100	1,159
Hyundai Motor Co. (2nd PRFC)	135	9,454
Hyundai Motor Co. (PRFC)	88	6,159
LG Chem Ltd. (PRFC)	30	7,470
LG Electronics, Inc. (PRFC)	64	2,386
LG H&H Co. Ltd. (PRFC)	8	2,070
Mirae Asset Securities Co. Ltd. (2nd PRFC)*	574	1,723
Samsung Electronics Co. Ltd. (PRFC)	3,121	140,052
Samsung Fire & Marine Insurance Co. Ltd. (PRFC)	15	1,898
Samsung SDI Co. Ltd. (PRFC)	7	1,830
		176,587
Spain 0.0%
Grifols SA (Class B Stock) (PRFC)*	1,040	9,478

Total Preferred Stocks (cost $364,428)		415,077

	Units
Rights* 0.0%
Spain
ACS Actividades de Construccion y Servicios SA, expiring 02/13/23 (cost $400)	779	395
Warrants* 0.0%
Australia
Magellan Financial Group Ltd., expiring 04/16/27 (cost $0)	66	13

Total Long-Term Investments (cost $52,893,916)		66,660,932

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Shares	Value
Short-Term Investments 1.9%
Affiliated Mutual Fund 0.7%
PGIM Institutional Money Market Fund (cost $436,091; includes $435,600 of cash collateral for securities on loan)(b)(we)	436,221	$436,134

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) 0.2%
U.S. Treasury Bills (cost $149,241)	4.281%	03/16/23	150	149,200

	Shares
Unaffiliated Fund 1.0%
Dreyfus Government Cash Management (Institutional Shares) (cost $702,897)		702,897	702,897

Total Short-Term Investments (cost $1,288,229)				1,288,231

TOTAL INVESTMENTS 100.1% (cost $54,182,145)		67,949,163
Liabilities in excess of other assets(z) (0.1)%				(38,006)

Net Assets 100.0%				$67,911,157

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ASX—Australian Securities Exchange
CDI—Chess Depository Interest
CVA—Certificate Van Aandelen (Bearer)
EAFE—Europe, Australasia, Far East
ETF—Exchange-Traded Fund
FTSE—Financial Times Stock Exchange
GS—Goldman Sachs & Co. LLC
MSCI—Morgan Stanley Capital International
NWS—NatWest Markets Securities, Inc.
PART CERT—Participation Certificates
PRFC—Preference Shares
REITs—Real Estate Investment Trust
RSP—Savings Shares
SPI—Share Price Index
STOXX—Stock Index of the Eurozone
TOPIX—Tokyo Stock Price Index

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
TRQX—Turquoise Stock Exchange
UTS—Unit Trust Security
XSWX—SIX Swiss Exchange

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $0 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $429,300; cash collateral of $435,600 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(we)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at January 31, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1	ASX SPI 200 Index	Mar. 2023	$131,023	$4,446
6	Euro STOXX 50 Index	Mar. 2023	272,070	15,288
2	FTSE 100 Index	Mar. 2023	191,080	7,000
9	Mini MSCI EAFE Index	Mar. 2023	953,550	62,380
2	TOPIX Index	Mar. 2023	303,538	6,372
				$95,486
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).